Personnel (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Employees [Abstract]
Disclosure of Information About Staff Cost

	Note	2021 £m	2020 £m	2019 £m
Staff costs
Wages and salaries		2,157	2,173	2,116
Social security costs		214	232	230
Pensions	6	133	125	120
Share based remuneration		45	25	32
Total staff costs		2,549	2,555	2,498

Disclosure of Detailed Information About Number of People Employed

NUMBER OF PEOPLE EMPLOYED: FULL-TIME EQUIVALENTS	At 31 December			Average during the year
	2021	2020	2019	2021	2020	2019
Business segment
Risk	10,000	9,700	9,100	9,800	9,600	9,000
Scientific, Technical & Medical	8,700	8,600	8,100	8,600	8,300	8,000
Legal	10,500	10,400	10,600	10,300	10,500	10,600
Exhibitions	3,500	3,700	4,600	3,600	4,200	4,400
Sub-total	32,700	32,400	32,400	32,300	32,600	32,000
Corporate/shared functions	800	800	800	800	800	800
Total	33,500	33,200	33,200	33,100	33,400	32,800
Geographical location
North America	14,000	14,200	14,100	13,900	14,200	14,000
Europe	9,300	9,500	9,500	9,400	9,600	9,400
Rest of world	10,200	9,500	9,600	9,800	9,600	9,400
Total	33,500	33,200	33,200	33,100	33,400	32,800